Pensions and other post-retirement benefits - Fair value of assets held by the defined benefit plans (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Property	$ 2,846	$ 2,691	$ 2,630
Cash	1,375	1,873	841
Other	1,279	1,060	228
Debt (repurchase agreements) used to fund liability driven investments	(10,723)	(9,387)	(7,436)
Asset recognized	53,966	53,117	47,539
Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	4,067	6,980	8,441
Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	440	671	1,345
Private equity
Disclosure of fair value of plan assets [line items]
Equity	4,773	4,507	4,152
Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	11,503	7,869	8,515
Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	24,616	24,683	19,562
Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	13,790	12,170	9,261
United Kingdom
Disclosure of fair value of plan assets [line items]
Property	2,714	2,553	2,507
Cash	1,136	1,392	426
Other	1,133	795	98
Debt (repurchase agreements) used to fund liability driven investments	(10,723)	(9,387)	(7,436)
Asset recognized	42,844	41,463	36,129
United Kingdom | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	2,964	5,008	6,285
United Kingdom | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	252	418	1,096
United Kingdom | Private equity
Disclosure of fair value of plan assets [line items]
Equity	3,233	2,899	2,675
United Kingdom | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	7,491	4,303	4,884
United Kingdom | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	24,516	24,576	19,462
United Kingdom | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	10,128	8,906	6,132
US
Disclosure of fair value of plan assets [line items]
Property	0	0	0
Cash	116	267	289
Other	54	131	74
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	7,173	7,466	7,655
US | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	340	1,112	1,290
US | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	45	115	124
US | Private equity
Disclosure of fair value of plan assets [line items]
Equity	1,537	1,604	1,474
US | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	2,606	1,839	2,100
US | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
US | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	2,475	2,398	2,304
Eurozone
Disclosure of fair value of plan assets [line items]
Property	110	110	96
Cash	54	51	33
Other	70	104	30
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	2,537	2,680	2,343
Eurozone | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	473	542	495
Eurozone | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	67	68	61
Eurozone | Private equity
Disclosure of fair value of plan assets [line items]
Equity	0	0	0
Eurozone | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	974	1,111	959
Eurozone | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	100	107	100
Eurozone | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	689	587	569
Other
Disclosure of fair value of plan assets [line items]
Property	22	28	27
Cash	69	163	93
Other	22	30	26
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	1,412	1,508	1,412
Other | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	290	318	371
Other | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	76	70	64
Other | Private equity
Disclosure of fair value of plan assets [line items]
Equity	3	4	3
Other | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	432	616	572
Other | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
Other | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	$ 498	$ 279	$ 256